BANK AND OTHER BORROWINGS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES

The balance of the loans borrowed as of September 30, 2022 and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021
Loan from a trust in PRC	$67,804	$67,438
China Construction Bank	268,413	143,192
WeBank	90,668	78,795
Nanyue Bank	75,746	-
Aggregate outstanding principal balances	$502,631	$289,425
Less: current portion	413,207	101,207
Non-current portion	$89,424	$188,218

The balance of the loans borrowed as of December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Bank loan from the trust in PRC	$67,438	$114,879
China Construction Bank	143,192	-
WeBank	78,795	139,387
Aggregate outstanding principal balances	$289,425	$254,266
Less: current portion	101,207	-
Non-current portion	$188,218	$254,266

SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS	Future minimum loan payments as of September 30, 2022 are as follows:
Year ending December 31,
2022 (remaining)	$35,384
2023	410,509
2024	56,738
Thereafter	-
Total	$502,631